SUBSEQUENT EVENTS (Details Narrative)								1 Months Ended			3 Months Ended	4 Months Ended		12 Months Ended
	Apr. 16, 2025 USD ($)	Apr. 14, 2025 Integer $ / shares	Apr. 01, 2025 Integer $ / shares shares	Mar. 24, 2025 $ / shares shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) Integer $ / shares shares	Nov. 25, 2024 USD ($) $ / shares shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Aug. 31, 2024 shares	Mar. 31, 2025	Apr. 28, 2025 USD ($) $ / shares shares	Apr. 17, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Feb. 28, 2025 $ / shares	Jan. 24, 2025 $ / shares shares	Nov. 21, 2024 $ / shares shares	Sep. 30, 2024 $ / shares	Jul. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares	Dec. 31, 2022 shares
Subsequent Event [Line Items]
Proceeds from Initial Public Offering of Common Stock, net of Underwriting Commission | $														$ 5,960,000
Warrants issued														796,176	116,928
Common stock, shares exchanged for warrants										2,816,291
Investor [Member]
Subsequent Event [Line Items]
Class of warrant exercise price | $ / shares																				$ 6.00
Warrant outstanding, shares																				83,333
Related Party [Member]
Subsequent Event [Line Items]
Stock price | $ / shares							$ 5.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants issued												327,868
Class of warrant exercise price | $ / shares												$ 0.001
Convertible conversion price | $ / shares																	$ 1.10
Nasdaq minimum share bid price to stay compliant | $ / shares		$ 1.00
Nasdaq, threshold number of consecutive business days below minimum bid price to trigger noncompliance | Integer		30
Nasdaq compliance period granted		180 days
Nasdaq, number of consecutive business days above minimum share bid price to confirm compliance | $ / shares		$ 10
Nasdaq, potential second compliance period		180 days
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Warrants issued												119,207
Preferred stock, subscriptions | $ / shares						$ 10.00			$ 10.00
Preferred stock, stated value | $ / shares						$ 12			12
Dividend percentage						15.00%
Preferred stock, dividends | $ / shares						$ 1.80			$ 1.80
Preferred stock, conversion rate, percent of calculation						110.00%
Preferred stock, authorized						750,000			750,000
Preferred stock, par value per share | $ / shares						$ 0.0001			$ 0.0001
Percentage of accrued dividends						110.00%			110.00%
Share conversion threshold period						36 months
Preferred stock, period after anniversary of original issue date before company can redeem shares						90 days
Preferred stock, redemption, prior written notice						30 days
Preferred stock, redemption, percent of redemption calculation						110.00%
Preferred stock, subscription amount | $												$ 2,551,810	$ 2,551,810
Preferred stock, shares outstanding												255,181	255,181
Preferred stock, liquidation preference, percent of preference calculation						110.00%					110.00%
Preferred stock, stated value | $												$ 3,062,172	$ 3,062,172
Preferred stock dividend | $												$ 59,189
Liquidation preference | $													3,433,497
Subsequent Event [Member] | Series B Preferred Stock [Member] | Weighted Average [Member]
Subsequent Event [Line Items]
Class of warrant exercise price | $ / shares												$ 1.05
Subsequent Event [Member] | Series B Preferred Stock [Member] | Related Party [Member]
Subsequent Event [Line Items]
Preferred stock, subscription amount | $												$ 250,000	$ 250,000
Subsequent Event [Member] | CFGI [Member] | Pending Litigation [Member]
Subsequent Event [Line Items]
Litigation, damages sought, plus interest | $					$ 730,000
Subsequent Event [Member] | Thinking Tree Dissenter [Member] | Pending Litigation [Member]
Subsequent Event [Line Items]
Litigation, damages sought, plus interest | $	$ 470,000
Commitment Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of warrant exercise price | $ / shares																$ 67
Commitment Warrant [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of warrant exercise price | $ / shares																$ 67
Prepaid Warrants [Member]
Subsequent Event [Line Items]
Common stock, shares exchanged for warrants														2,816,291
Warrant outstanding, shares														3,871,992	507,394
Common warrants to purchase shares of common stock
Prepaid Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of warrant exercise price | $ / shares												$ 0.001	$ 0.001
Common stock, shares exchanged for warrants												1,250,777
Prepaid warrants exercised												1,252,559
Warrant outstanding, shares												1,919,433
Prepaid Warrants [Member] | Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Common stock, shares exchanged for warrants												1,115,909
Prepaid warrants exercised												1,117,559
Liquidation preference | $												$ 3,433,497
Warrant outstanding, shares												1,203,783
Prepaid Warrants [Member] | Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Proceeds from exchange of warrants | $												$ 392,000	$ 392,000
Common stock, shares exchanged for warrants												39,200
VWAP per prepaid warrant												0.56	0.56
Prepaid warrants exercised												700,000	700,000
Common Warrants [Member]
Subsequent Event [Line Items]
Class of warrant exercise price | $ / shares							$ 0.01
Common stock, shares exchanged for warrants
Stock price | $ / shares														$ 5.00
Warrant outstanding, shares														382,205
Common warrants to purchase shares of common stock							382,205							382,205
Common Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common warrants to purchase shares of common stock			884,159
Share lock-up period			6 months
Eight Contingent Legacy Shareholder Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of warrant exercise price | $ / shares			$ 8.00
Trading days | Integer			10
Nasdaq minimum share bid price to stay compliant | $ / shares		$ 1.00
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Underwriter fee as percentage of offering proceeds							5.00%
Over-Allotment Option [Member] | Underwriter Warrants [Member]
Subsequent Event [Line Items]
Warrants issued							84,377							84,377				84,377
Class of warrant exercise price | $ / shares							$ 4.00											$ 4.00
Over-Allotment Option [Member] | Underwriter Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Underwriter fee as percentage of offering proceeds				15.00%
Warrants issued				97,034
Class of warrant exercise price | $ / shares				$ 4.00
IPO [Member]
Subsequent Event [Line Items]
Proceeds from Initial Public Offering of Common Stock, net of Underwriting Commission | $							$ 6,875,000
Class of warrant exercise price | $ / shares							$ 4.00
Stock issued under ELOC agreement | $														$ 3,592,079
Stock price | $ / shares							$ 4.00												$ 5.00		$ 4.00
IPO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock price | $ / shares			$ 4.00
ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase agreement commencing period						36 months
Proceeds from ELOC Purchase Agreement | $								$ 1,000,000
Stock price | $ / shares					$ 1.11			$ 1.11
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Convertible conversion price | $ / shares												$ 0.4736
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Convertible conversion price | $ / shares												1.17
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Weighted Average [Member]
Subsequent Event [Line Items]
Convertible conversion price | $ / shares												$ 0.741
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Ownership interest, percentage						4.99%			4.99%
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Stock offering												115,000
Proceeds from ELOC Purchase Agreement | $												$ 1,150,000	$ 1,150,000
Subscription purchase of shares					100,000			100,000
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $						$ 15,000,000
Stock offering						5,000,000
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Common Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $												$ 232,427
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Proceeds from ELOC Purchase Agreement | $					$ 1,000,000
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Series B Preferred Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $						$ 1,000,000
ELOC Purchase Agreement [Member] | Commitment Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants outstanding | $						$ 75,000			$ 75,000
Ownership interest, percentage						4.99%			4.99%
Sale of shares, single day sale limitation						7.00%
ELOC Purchase Agreement [Member] | Commitment Warrants [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Warrants issued																	67,162
Class of warrant exercise price | $ / shares																	$ 0.001
ELOC Purchase Agreement [Member] | Commitment Warrant [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Warrants issued																	67,162
Class of warrant exercise price | $ / shares																	$ 0.001
ELOC Purchase Agreement Within 24 Hours Of Registration Statement Filing [Member] | Subsequent Event [Member] | Series B Preferred Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $						$ 500,000
Sale of stock, period after registration filing for initial purchase						24 hours
ELOC Purchase Agreement Within 3 Trading Days Of Registration Statement Declared Effective [Member] | Subsequent Event [Member] | Series B Preferred Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement | $						$ 500,000
Sale of stock, trading days after registration declared effective for second purchase | Integer						3
ELOC Purchase Agreement And Registration Rights Agreement [Member] | Subsequent Event [Member] | Common Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock offering												330,014
ELOC Purchase Agreement And Registration Rights Agreement [Member] | Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Stock offering						100,000